15. TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 15. TRANSACTIONS WITH RELATED PARTIES

15.           TRANSACTIONS WITH RELATED PARTIES

The Company did not enter into any transactions with related parties during the year ended December 31, 2012. On June 13, 2011, the Company sold its 100% interest in the Rainbow Canyon property to Acrex Ventures Ltd. (“Acrex”), for $125,000 and a 3% NSR royalty, which may be bought down to a 1% NSR royalty for $1 million.  At the date of the transaction, Acrex was related to the Company by way of a common director.